Summary of significant accounting policies (Details) - USD ($)			12 Months Ended
	Jan. 02, 2018	Dec. 06, 2013	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 14, 2018	Mar. 19, 2018	Dec. 02, 2017	Nov. 22, 2017	Mar. 21, 2017	Feb. 28, 2017	Aug. 30, 2016	Dec. 28, 2015	Jul. 12, 2013
Cash and cash equivalents:
Cash and cash equivalents			$ 674,141,554	$ 894,551,480	$ 578,244,378
Restricted cash			$ 338,633,911	197,552,310
Retirement benefits
Employer match of eligible compensation of employees, percent of average salary			45.00%
Retirement benefits expense			$ 18,422,330	17,101,606	11,023,291
Required repatriation			10.00%
Minimum percentage of Statutory Surplus Reserve			50.00%
Required percentage of Statutory Reserve prior to distributions			25.00%
Advertising and promotion expenses			$ 56,575,316	53,932,462	39,718,114
Operating lease expenses			$ 9,614,639	$ 5,132,393	6,626,414
Senior Secured Notes
Percentage of contract cost withheld			5.00%
Share Repurchase Program
Stock repurchase program authorized amount						$ 50,000,000				$ 40,000,000			$ 40,000,000	$ 60,000,000
Treasury shares, shares			41,135,198	32,150,572
Treasury stock, value			$ 87,639,088	$ 67,792,368
Asset Impairment Charges			0	0	$ 0
Allowance for Doubtful Accounts Receivable			$ 1,539,894	0
Estimated useful lives of the real estate properties held for lease			20-60 years
Allowance for doubtful other receivable			$ 10,594,423	7,067,288
Amounts included in the customer deposits balance at the beginning of the year	$ 1,003,626,858
Selling and Marketing Expense [Member]
Share Repurchase Program
Capitalized Contract Cost, Amortization			$ 6,200,000
Minimum [Member]
Retirement benefits
LAT Progressive Rate			30.00%
Senior Secured Notes
Warranty term			2 months
Contract cost withholding term			2 years
Maximum [Member]
Retirement benefits
LAT Progressive Rate			60.00%
Senior Secured Notes
Warranty term			3 years
Contract cost withholding term			5 years
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member]
Senior Secured Notes
Debt issuance date		Dec. 06, 2013	Dec. 06, 2013
Debt instrument, aggregate principal amount		$ 200,000,000
Maturity date		Jun. 06, 2019	Jun. 06, 2019
Bears interest		13.00%	13.00%
August 2019 Senior Secured Notes due on August 30, 2019 at 8.125% [Member]
Senior Secured Notes
Debt issuance date			Aug. 30, 2016
Debt instrument, aggregate principal amount												$ 300,000,000
Maturity date			Aug. 30, 2019
Bears interest												8.125%
February 2021 Senior Secured Notes due in February 28, 2021 at 7.75% [Member]
Senior Secured Notes
Debt issuance date			Feb. 28, 2017
Debt instrument, aggregate principal amount											$ 300,000,000
Maturity date			Feb. 28, 2021
Bears interest											7.75%
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member]
Senior Secured Notes
Debt issuance date			Nov. 22, 2017
Debt instrument, aggregate principal amount								$ 100,000,000	$ 200,000,000
Maturity date			Nov. 22, 2020
Bears interest			8.875%
March 2020 Senior Secured Notes due on March 19, 2020 at 9.875% [Member]
Senior Secured Notes
Debt issuance date			Mar. 19, 2018
Debt instrument, aggregate principal amount							$ 200,000,000
Maturity date			Mar. 19, 2020
Bears interest							9.875%
Withdrawal Restrictions [Member]
Cash and cash equivalents:
Restricted cash			$ 43,748,940	49,252,645
Restricted Cash Related to Short Term Loans [Member]
Cash and cash equivalents:
Restricted cash				64,779,162
Restricted Cash Related to Long Term Loans [Member]
Cash and cash equivalents:
Restricted cash			$ 129,492,074	74,503,382
Restricted Cash Related to Other Debts [Member]
Cash and cash equivalents:
Restricted cash				15,304,092
Short-term bank acceptance notes [Member]
Notes payable and other payables
Debt term			6 months
Notes payable			$ 49,652,091	$ 23,708,054